Stockholders' Deficit	3 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Stockholders’ Deficit [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 10 – STOCKHOLDERS’ DEFICIT

The Company consummated the Business Combination on December 22, 2023, which has been accounted for as a reverse recapitalization (see Note 1 and Note 4).

As a result of the 2024 Reverse Stock Split, each eight pre-split shares of common stock outstanding automatically combined and converted to one issued and outstanding share of common stock without any action on the part of stockholders. No fractional shares of common stock were issued to any stockholders in connection with the 2024 Reverse Stock Split. Each stockholder was entitled to receive one share of common stock in lieu of the fractional share that would have resulted from the 2024 Reverse Stock Split. The number of the Company’s authorized common stock remain unchanged, and the par value of the common stock following the 2024 Reverse Stock Split remained at $0.0001 per share.

The Company has retrospectively adjusted the Old Nukk common shares issued and outstanding prior to December 23, 2023 to give effect to the Business Combination and for the eight-for-one reverse stock split.

Preferred Stock: The Company is authorized to issue 15,000,000 shares of preferred stock with a par value of $0.0001 per share. The Company’s board of directors is authorized to fix the voting rights, if any, designations, powers, preferences, the relative, participating, option or other special rights and any qualifications, limitations and restrictions thereof, applicable to the shares of each series. As of December 31, 2024, September 30, 2024 and September 30, 2023, there were no shares of preferred stock issued and outstanding.

Common stock: The Company is authorized to issue 150,000,000 shares of common stock with a par value of $0.0001 per shares, of which 4,930,531, 2,098,999 and 1,259,333 shares were issued and outstanding as of December 31, 2024, September 30, 2024 and 2023, respectively. The following shares of common stock are reserved for future issuance:

Convertible notes payable	464,217
Stock options issued and outstanding under Old Nukk equity incentive plan	4,823
Stock purchase warrants	5,465,249
5,934,289

Dividend rights: the holders of common stock are entitled to receive dividends and other distributions, as and if declared by the Board out of assets or funds of the Company legally available and shall share equally on a per share basis.

Voting rights: the common stock possesses all voting power of the Company. Each share of common stock is entitled to one vote.

Liquidation: In the event of any liquidation, dissolution or winding up of the Company, after payment or provision of payment of the debts and other liabilities of the Company, the holders of common stock are entitled to receive the remaining assets of the Company available for distribution ratably in proportion to the number of shares of common stock held by them.

Common Stock Issuances:

In December 2023, 47,533 shares of Old Nukk common stock with a fair value of $1,802,215 as determined on the issuance date using the reported closing share price was issued to the sponsor of Brilliant in exchange for a receivable from Brilliant. Upon closing of the Business Combination, the receivable recorded by the Company was exchanged with the payable recorded by Brilliant, resulting in a reduction in additional paid-in capital as part of the reverse recapitalization.

In December 2023, 5,629 shares of Old Nukk common stock with a fair value of $213,386 as determined on the issuance date using the reported closing share prices was issued as consideration for services performed by advisors to Old Nukk in connection with the business combination and recorded as a component of deferred transaction cost on the balance sheet. Upon closing of the Business Combination, the deferred transaction costs were reclassified to a reduction in additional paid-in capital as part of the reverse recapitalization.

In December 2023, 8,767 shares of Old Nukk common stock with a fair value of $613,410 as determined on the issuance date using the reported closing share prices were issued as settlement of loans payable – related parties with a carrying value of $270,563. The excess of the fair value of the shares issued over the carrying value of the loans payable – related parties of $342,847 was treated as a capital reduction as the debt holder is a Company shareholder.

In December 2023, 94,710 shares of Old Nukk common stock with a fair value of $6,627,315 as determined on the issuance date using the reported closing share prices were issued as settlement of due to affiliates with a carrying value of $2,727,061. The excess of the fair value of the shares issued over the carrying value of the due to affiliate of $3,900,254 was treated as a capital reduction as the affiliate is an entity that is controlled by a Company shareholder.

In November 2024, 319,952 shares of the Company’s common stock with a fair value of $771,085 as determined on the issuance date using the reported closing share prices were issued to convert the principal and accrued interest on certain convertible notes payable with a carrying value of $771,085 in connection with the Amended Conversion Agreement (see Note 9).

In November 2024, the Company entered into two securities purchase agreements pursuant to which the Company sold 110,707 and 138,556 shares of the Company’s common stock at a purchase price of $2.09456 and 1.7765 per share, respectively, for aggregate gross proceeds of $231,765 and $246,030 respectively. The purchase price per share includes a 5.0% discount from the closing price of the Company as listed on Nasdaq as of the business day immediately prior to the closing date of each securities purchase agreement. Issuance costs totaling $36,281 were incurred in connection to these securities purchase agreements and was recorded as a reduction to additional paid-in capital.

In December 2024, 200,000 shares of the Company’s common stock with a fair value of $464,000 as determined on the issuance date using the reported closing share price were issued to two shareholders as compensation for past services provided and was recorded as share-based compensation expense as a component of professional fees on the accompanying statements of operations and comprehensive loss for the three months ended December 31, 2024.

On November 8, 2024, the Company entered into an exit and settlement agreement (the “Exit and Settlement Agreement”) with three directors of the Board, under which each director resigned effective immediately and each director received 46,700 fully vested shares of the Company’s common stock with a fair value of $108,344 as compensation for past services rendered. An aggregate $325,032 was recorded as share-based compensation expense as a component of compensation and related benefits on the accompanying statements of operations and comprehensive loss for the three months ended December 31, 2024.

On December 16, 2024, the Company issued an aggregate of 1,337,500 stock grants with a fair value of $1,859,125 as determined on the issuance date using the reported closing share prices consisting of restricted shares of common stock under its stock incentive plans to various executive officers, directors and consultants of the Company who have provided services to the Company for an extended period of time with limited compensation. Of these 1,337,500 shares issued, 647,500 and 690,000 were issued to consultants and directors, respectively, with $900,025 and $959,100 recorded as share-based compensation expense as components of professional fees and compensation and related benefits, respectively, on the accompanying statements of operations and comprehensive loss for the three months ended December 31, 2024.

On December 18, 2024, the Company entered into a securities purchase agreement for a private placement (the “Private Placement”) pursuant to which an investor purchased from the Company 1,666,666 units for an aggregate purchase price of $9,999,996 or a per unit price of $6.00 with each unit consisting of (i) one share of the Company’s common stock and (ii) a stock purchase warrant to purchase up to one and one half shares of the Company’s common stock (the “Private Placement Warrant”). The investor may elect to acquire one pre-funded common stock purchase warrant in lieu of one share (the “Pre-Funded Warrant”). The Units were priced in excess of the average Nasdaq Official Closing Price of the Company’s common stock for the five trading days immediately preceding the signing of the Private Placement. The Private Placement closed on December 20, 2024. Issuance costs totaled $865,143 and were recorded as a reduction to additional paid-in capital. On December 19, 2024, 230,000 shares of common stock were issued in connection with the Private Placement.

The Pre-funded Warrant and the Private Placement Warrant permit the investor to acquire a fixed amount of shares of the Company’s common stock at a per share price of $0.0001 and $6.00, respectively, that may be exercised on a cash or cashless basis. The Pre-Funded Warrant is immediately exercisable, at a nominal exercise price of $0.0001 per share, and may be exercised at any time until the Pre-Funded Warrant is fully exercised. The Private Placement Warrant has an exercise price of $6.00 per share, is immediately exercisable on a cash or cashless basis and will expire five years from the date of issuance. The Pre-funded Warrant and the Private Placement Warrant were determined to be liability-classified at the time of issuance.

A liquidated damages cash payment totaling $500,000 is assessed to the Company if registration statements are not filed with the SEC and effective in accordance with the terms of the Private Placement. At issuance, the Company determined it was provable that the Company would be in compliance with the requirements and, as such, did not accrue potential liquidated damages. As of December 31, 2024, the Company determined it was probable the Company would not be compliant with the timeline and, as such, accrued $500,000 as potential liquidated damages as a component of accrued expenses and other current liabilities on the accompanying balance sheets.

During the three months ended December 31, 2024, the Company issued shares of its common stock to settle obligations to vendors at fair value on the grant dates using the reported closing share price on the dates of grant as follows:

	Common stock shares	Fair value	Carrying value obligation	Gain (loss) on extinguishment
October 2024	100,000	$200,000	$140,000	$(60,000)
November 2024	254,660	559,993	392,000	(167,993)
	354,660	$759,993	$532,000	$(227,993)

The excess of the fair value of the shares issued over the carrying value of the associated vendor obligation of $227,993 was treated as a loss on extinguishment and recorded as a component of other (expense) income, net on the accompanying consolidated statements of operations and comprehensive loss as the vendor does not have an affiliate relationship with the Company directly or indirectly.

During the year ended September 30, 2024, the Company issued shares of its common stock to settle obligations to vendors were valued at fair value on the grant dates using the reported closing share prices on the dates of grant as follows:

	Common stock shares	Fair value	Carrying value obligation	Gain (loss) on extinguishment
January 2024	25,338	$750,000	$750,000	$—
May 2024	87,500	501,000	324,601	(176,399)
July 2024	148,694	374,788	262,352	(112,436)
July 2024	37,500	95,400	252,000	156,600
July 2024	37,500	95,400	150,000	54,600
July 2024	25,000	63,600	63,600	—
	361,532	$1,880,188	$1,802,553	$(77,635)

The excess of the fair value of the shares issued over the carrying value of the associated vendor obligation of $288,835 was treated as a loss on extinguishment while the excess of the carrying value of the vendor obligation over the fair value of the shares issued of $211,200 was treated as a gain on extinguishment. Both were recorded as a component of other (expense) income, net on the accompanying consolidated statements of operations and comprehensive loss as the vendor does not have an affiliate relationship with the Company directly or indirectly.

Warrants:

Public Warrants: On June 26, 2020, Brilliant completed an initial public offering that included warrants for shares of common stock (the “Public Warrants’). Each Public Warrant entitles the holder the right to purchase one share of common stock at an exercise price of $11.50 per share. No fractional shares will be issued upon exercise of the Public Warrants. The Company may elect to redeem the Public Warrants, in whole and not in part, at a price of $0.01 per Public Warrant if (i) 30 days’ prior written notice of redemption is provided to the holders, and (ii) the last reported sale price of the Company’s common stock equals or exceeds $16.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders. Upon issuance of a redemption notice by the Company, the warrant holders have a period of 30 days to exercise for cash, or on a cashless basis. On the Closing Date, there were 805,000 Public Warrants issued and outstanding.

Private Warrants: Simultaneous with Brilliant’s initial public offering in June 2020, Brilliant sold warrants to its sponsor and certain of its directors and advisors in a private placement (the “Private Warrants”). The Private Warrants may not be redeemed by the Company so long as the Private Warrants are held by the initial purchasers, or such purchasers’ permitted transferees. The Private Warrants have terms and provisions identical to the Public Warrants, including as to exercise price, exercisability and exercise period, except if the Private Warrants are held by someone other than the initial purchasers’ permitted transferees, then the Private Warrants are redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants. On the Closing Date, there were 32,625 Private Warrants issued and outstanding.

As a result of the Business Combination which was completed on December 22, 2023, Public Warrants and Private Warrants totaling 837,625 were converted into 837,625 warrants of the Company.

Stock Purchase Warrants: In connection with certain note payable agreements (see Note 8) certain convertible notes payable (see Note 9), and the Private Placement (see Note 10) the Company issued stock purchase warrants to certain lenders and investors that permit the lender or investor to acquire a fixed amount of shares of the Company’s common stock at a per share price that ranges between $.0001 and $6.88 for a term that ranges between three and five years that may be exercised on a cash or cashless basis.

Certain warrants were determined to be equity-classified at issuance, and as such, were recorded to additional-paid-in capital at the time of issuance. Certain warrants were determined to be liability-classified at issuance, and as such, were recorded at fair value as a liability on the accompanying consolidated balance sheets and re-measured to fair value each reporting period with the change in fair value recorded as a component of other income (expense) on the accompanying consolidated statements of operations and comprehensive loss. Certain warrants were modified during the three months ended December 31, 2024 at which time the warrant’s classification was re-assessed and the classification changed from equity to liability.

The following table summarizes the shares of the Company’s common stock issuable upon exercise of warrants outstanding at December 31, 2024:

	Warrants Outstanding
	Range of Exercise Price	Number Outstanding at December 31, 2024	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
Public and Private Warrants	$92.00	837,625	0.61	$14.10
April 2024 Warrants	6.88	14,535	0.01	0.02
June 2024 Warrants	2.00	150,000	0.12	0.05
August 2024 Warrants	2.00	175,000	0.15	0.06
November 2024 Warrant	2.41	351,424	0.31	0.15
Pre-funded Warrants	0.0001	1,436,666	1.30	0.00
Private Placement Warrant	6.00	2,499,999	2.27	2.74
	$0.0001 – 92.00	5,465,249	4.77	$17.12

The following table summarizes the shares of the Company’s common stock issuable upon exercise of warrants outstanding at September 30, 2024:

	Warrants Outstanding
	Range of Exercise Price	Number Outstanding at September 30, 2024	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
Public and Private Warrant	$92.00	837,625	3.02	$65.46
April 2024 Warrant	6.88	14,535	0.03	0.08
June 2024 Warrant	2.00	150,000	0.61	0.25
August 2024 Warrant	2.00	175,000	0.72	0.30
	$2.00 – 92.00	1,177,160	4.38	$66.09

Warrant activities for the three months ended December 31, 2024 and the years ended September 30, 2024 and 2023 were as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at September 30, 2022	837,625	$92.00
Issued	—	—
Outstanding at September 30, 2023	837,625	92.00
Issued	339,535	2.21
Outstanding at September 30, 2024	1,177,160	66.10
Issued	2,851,423	4.83
Outstanding at December 31, 2024	4,028,583	$22.73

NOTE 9 – STOCKHOLDERS’ DEFICIT

As a result of the 2024 Reverse Stock Split, each eight pre-split shares of common stock outstanding automatically combined and converted to one issued and outstanding share of common stock without any action on the part of stockholders. No fractional shares of common stock were issued to any stockholders in connection with the 2024 Reverse Stock Split. Each stockholder was entitled to receive one share of common stock in lieu of the fractional share that would have resulted from the 2024 Reverse Stock Split. The number of the Company’s authorized common stock remain unchanged, and the par value of the common stock following the 2024 Reverse Stock Split remained at $0.0001 per share.

Preferred Stock: The Company is authorized to issue 15,000,000 shares of preferred stock with a par value of $0.0001 per share. The Company’s board of directors is authorized to fix the voting rights, if any, designations, powers, preferences, the relative, participating, option or other special rights and any qualifications, limitations and restrictions thereof, applicable to the shares of each series. As of September 30, 2025 and December 31, 2024, there were 200 and 0 shares of preferred stock issued and outstanding, respectively.

Common stock: The Company is authorized to issue 150,000,000 shares of common stock with a par value of $0.0001 per shares, of which 11,096,264 and 4,930,531 shares were issued and outstanding as of September 30, 2025 and December 31, 2024, respectively. The following shares of common stock are reserved for future issuance:

Stock options issued and outstanding	4,823
Stock purchase warrants	6,497,072
6,501,895

Dividend rights: the holders of common stock are entitled to receive dividends and other distributions, as and if declared by the Board out of assets or funds of the Company legally available and shall share equally on a per share basis.

Voting rights: the common stock possesses all voting power of the Company. Each share of common stock is entitled to one vote.

Liquidation: In the event of any liquidation, dissolution or winding up of the Company, after payment or provision of payment of the debts and other liabilities of the Company, the holders of common stock are entitled to receive the remaining assets of the Company available for distribution ratably in proportion to the number of shares of common stock held by them.

Common Stock Issuances:

On December 18, 2024, the Company entered into a securities purchase agreement for a private placement (the “Private Placement”) pursuant to which an investor purchased from the Company 1,666,666 units for an aggregate purchase price of $9,999,996 or a per unit price of $6.00 with each unit consisting of (i) one share of the Company’s common stock and (ii) a stock purchase warrant to purchase up to one and one half shares of the Company’s common stock (the “Private Placement Warrant”). The investor may elect to acquire one pre-funded common stock purchase warrant in lieu of one share (the “Pre-Funded Warrant”). The Units were priced in excess of the average Nasdaq Official Closing Price of the Company’s common stock for the five trading days immediately preceding the signing of the Private Placement. The Private Placement closed on December 20, 2024. Issuance costs totaled $865,143 and were recorded as a reduction to additional paid-in capital. On December 19, 2024, 230,000 shares of common stock were issued in connection with the Private Placement.

The Pre-funded Warrant and the Private Placement Warrant permit the investor to acquire a fixed amount of shares of the Company’s common stock at a per share price of $0.0001 and $6.00, respectively, that may be exercised on a cash or cashless basis. The Pre-Funded Warrant is immediately exercisable, at a nominal exercise price of $0.0001 per share, and may be exercised at any time until the Pre-Funded Warrant is fully exercised. The Private Placement Warrant has an exercise price of $6.00 per share, is immediately exercisable on a cash or cashless basis and will expire five years from the date of issuance. The Pre-funded Warrant and the Private Placement Warrant were determined to be liability-classified at the time of issuance.

In February 2025, the investor sold 83,333 and 125,000 units of the Pre-funded Warrant and Private Placement Warrant, respectively, to a third party. In February 2025, the third party submitted a cashless exercise of their 83,333 units in relation to the Pre-Funded Warrant, which resulted in an issuance of 83,332 shares of common stock. During the three months ended September 30, 2025, the remaining 1,353,333 Pre-funded Warrant units and the 2,499,999 Private Placement Warrant units were exercised on a cashless basis, resulting in the issuance of 4,899,166 total shares of common stock.

In April 2025, the Company issued 12,500 shares of common stock in connection with a settlement agreement with a former consultant.

In May 2025, the Company issued 84,276 shares of common stock to a consultant in connection with a cashless exercise of an option.

In May and June 2025, the Company issued a total of 260,300 shares of common stock to a lender in connection with the full conversion of the December 2024 Note (see Note 8).

In July 2025, the Company issued 1,434 shares of common stock to a former officer and director of the Company in connection with a cashless exercise of an option.

In August 2025, the Company issued 123,860 and 243,155 shares of common stock in connection with the cashless exercise of the August 2024 Warrant and the conversion of the August 2024 Note, respectively (see Note 8).

In September 2025, the Company issued 310,000 shares of common stock in connection with a new joint venture agreement.

During the nine months ending September 30, 2024, the Company issued a total of 361,531 shares of common stock to settle obligations to vendors.

Warrants:

Public Warrants: On June 26, 2020, Brilliant completed an initial public offering that included warrants for shares of common stock (the “Public Warrants’). Each Public Warrant entitles the holder the right to purchase one share of common stock at an exercise price of $11.50 per share. No fractional shares will be issued upon exercise of the Public Warrants. The Company may elect to redeem the Public Warrants, in whole and not in part, at a price of $0.01 per Public Warrant if (i) 30 days’ prior written notice of redemption is provided to the holders, and (ii) the last reported sale price of the Company’s common stock equals or exceeds $16.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders. Upon issuance of a redemption notice by the Company, the warrant holders have a period of 30 days to exercise for cash, or on a cashless basis. On the Closing Date, there were 805,000 Public Warrants issued and outstanding.

Private Warrants: Simultaneous with Brilliant’s initial public offering in June 2020, Brilliant sold warrants to its sponsor and certain of its directors and advisors in a private placement (the “Private Warrants”). The Private Warrants may not be redeemed by the Company so long as the Private Warrants are held by the initial purchasers, or such purchasers’ permitted transferees. The Private Warrants have terms and provisions identical to the Public Warrants, including as to exercise price, exercisability and exercise period, except if the Private Warrants are held by someone other than the initial purchasers’ permitted transferees, then the Private Warrants are redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants. On the Closing Date, there were 32,625 Private Warrants issued and outstanding.

As a result of the Business Combination which was completed on December 22, 2023, Public Warrants and Private Warrants totaling 837,625 were converted into 837,625 warrants of the Company.

Stock Purchase Warrants: In connection with certain note payable agreements (see Note 7) certain convertible notes payable (see Note 8), and private placement transactions (see Note 9) the Company issued stock purchase warrants to certain lenders and investors that permit the lender or investor to acquire a fixed amount of shares of the Company’s common stock at a per share price that ranges between $.0001 and $6.88 for a term that ranges between three and five years that may be exercised on a cash or cashless basis.

Certain warrants were determined to be equity-classified at issuance, and as such, were recorded to additional-paid-in capital at the time of issuance. Certain warrants were determined to be liability-classified at issuance, and as such, were recorded at fair value as a liability on the accompanying consolidated balance sheets and re-measured to fair value each reporting period with the change in fair value recorded as a component of other income (expense) on the accompanying consolidated statements of operations and comprehensive loss. Certain warrants were modified during the three months ended December 31, 2024 at which time the warrant’s classification was re-assessed and the classification changed from equity to liability.

The following table summarizes the shares of the Company’s common stock issuable upon exercise of warrants outstanding at September 30, 2025:

	Warrants Outstanding
	Range of Exercise Price	Number Outstanding at September 30, 2025	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
Public and Private Warrants	$92.00	837,625	0.42	$11.86
April 2024 Warrants	6.88	14,535	0.00	0.02
June 2024 Warrants	2.00	150,000	0.09	0.05
November 2024 Warrant	2.41	351,424	0.22	0.13
August 2025 Pre-funded Warrants	0.0001	1,702,088	1.27	0.00
August 2025 Warrant	4.40	250,000	0.19	0.17
September 2025 Private Placement Warrant	5.405	3,191,400	2.42	2.65
	$0.0001 – 92.00	6,497,072	4.62	$14.88

The following table summarizes the shares of the Company’s common stock issuable upon exercise of warrants outstanding at December 31, 2024:

	Warrants Outstanding
	Range of Exercise Price	Number Outstanding at December 31, 2024	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
Public and Private Warrants	$92.00	837,625	0.61	$14.10
April 2024 Warrants	6.88	14,535	0.01	0.02
June 2024 Warrants	2.00	150,000	0.12	0.05
August 2024 Warrants	2.00	175,000	0.15	0.06
November 2024 Warrant	2.41	351,424	0.31	0.15
Pre-funded Warrants	0.0001	1,436,666	1.30	0.00
Private Placement Warrant	6.00	2,499,999	2.27	2.74
	$0.0001 – 92.00	5,465,249	4.77	$17.12

Warrant activities for the nine months ended September 30, 2025 were as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2024	5,465,249	17.12
Granted	5,143,488	3.57
Exercised	(4,111,665)	3.73
Outstanding at September 30, 2025	6,497,072	$14.88